Earnings per share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Reconciliation of Shares Used to Compute Basic and Diluted Earnings per Share
The following is a reconciliation of the shares used to compute basic and diluted earnings per share (in thousands):

	Year Ended December 31,
	2014	2013	2012
Weighted average number of common shares outstanding used to compute basic earnings per share	53,437	53,481	46,739
Dilutive effect of stock-based awards	857	1,074	1,087
Number of shares used to compute diluted earnings per share	54,294	54,555	47,826